4 - Receivable Due from Factor	12 Months Ended
Dec. 31, 2011
Financing Receivables [Text Block]
4 -       Receivable Due from Factor

The Company may at certain times during the year sell qualified receivables to a factor (United Capital Funding).  This agreement allows the Company to sell its qualified accounts receivable with recourse in exchange for advances of funds equivalent to 83% of the value of receivables, leaving 17% of the receivables as a reserve by the factor for potential non-payment of the Company’s receivables. The factoring facility is for a term of one year, was renewed in April 2011, is cancellable by either party upon one month’s written notice, and provides a factoring line of up to $1,000,000.  As collateral for the repayment of advances for receivables sold, the factor has a priority security interest in all present and future assets and rights of the Company. The factor has required that the Company notify all customers that all payments must be made to a lock-box controlled by the factor.  The factoring fee is 2.2% every thirty days or 26.4% annually. Factoring fees charged to interest expense for the years ended December 31, 2011 and 2010 were $58,123 and $65,917, respectively.

As of December 31, 2011, there were no open receivables sold to a factor, leaving $204,640 due from the factor on all open receivables. Management has reviewed the open receivables for collectability and has determined that an allowance for doubtful accounts for these receivables is not necessary as of December 31, 2011.